Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
NET LOSS PER SHARE

NOTE 15:- NET LOSS PER SHARE

Details of the number of shares and loss used in the computation of net loss per share:

	Year ended December 31,
	2020		2019		2018
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company

For the computation of basic loss	43,725,584	72,704	29,459,395	34,351	5,025,213	52,931
Effect of potential dilutive Ordinary shares (warrants)	-	-	196,428	15,904	-	-

For the computation of diluted loss	43,725,584	72,704	29,655,823	50,255	5,025,213	52,931

The effect of 2,161,439 and 3,313,512 of options and warrants, respectively, was anti-dilutive for the year ended December 31,2020.